Convertible Participating Redeemable Preferred Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended		5 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012	Apr. 30, 2010 Series A Preferred Stock [Member]	May 31, 2006 Series A Preferred Stock [Member]	May 31, 2006 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Nov. 30, 2006 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Jan. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2012 Series A and B Preferred Stock [Member]	Apr. 30, 2011 Common Class A [Member]	Apr. 30, 2011 Common Class B [Member]	Dec. 31, 2012 Ordinary shares [Member]
Temporary Equity [Line Items]
Convertible participating redeemable preferred shares, Shares Issue				31,003,440				37,878,789				7,831,467
Convertible participating redeemable preferred shares, Subscription Price				$ 0.4999				$ 0.66				$ 2.5538
Proceeds from Issuance of Convertible Preferred Stock				$ 15,500				$ 25,000				$ 20,000
Warrants Granted			1,600,320
Warrants Exercisable, Subscription Amount			800
Shares transferred between shareholders, Value per share		$ 2.5538
Shares transferred between shareholders, Shares		1,691,610
Shares transferred to shareholders of more than one class of shares		156,631
Conversion of Stock, Shares Issued																	27,024,089	51,289,927
Convertible participating redeemable preferred shares, Redemption Terms													At any time commencing on the fifth anniversary of the series C subscription date, if holders of at least 66 2/3% of the series C shares approve redemption, any holder of series C shares shall be entitled to require the Company, by serving a Redemption Notice on the Company, to redeem, out of legally available funds, for all, but not less than all, of the series C shares held by such holder, provided, that the Group Companies remain solvent and have sufficient cash for working capital required for at least one year by reference to the annual budget approved by the Board of Directors.			At any time commencing on the earlier of (a) such time as the Company's CEO is enjoined or prevented from serving as the CEO of the Company and (b) the sixth anniversary of the Series B Subscription Date, (i) if holders of at least 66 2/3% of the Series B shares approve redemption, any holder of Series B share shall be entitled to require the Company and (ii) if holders of at least 75% of the Series A shares approve redemption, any holder of Series A shares shall be entitled to require the Company, in each case by a six-month prior notice in writing to the Company to redeem, out of legally available funds, for all, but not less than all, of the Series B shares or Series A shares held by such holder, as applicable; provided the Group remain solvent and have sufficient cash for working capital required for at least one year, by reference to the annual budget approved by the Board. This redemption right set forth herein shall terminate upon closing of a qualified initial public offering ("Qualified IPO").
Convertible participating redeemable preferred shares, Definition of Qualified IPO	Qualified IPO means firm commitment underwritten public offering either with total offering proceeds to the Company of at least $80,000 before deduction of the underwriting commissions and expenses or with the approval of holders of 66 2/3% or more of the then issued and outstanding preferred shares of the Company.
Convertible participating redeemable preferred shares, Percentage of unpaid dividends for Redemption Payment					5.00%				5.00%				5.00%
Accretion of convertible participating redeemable preferred shares					$ 0	$ 203	$ 815		$ 0	$ 313	$ 1,250		$ 0	$ 255	$ 978
Convertible participating redeemable preferred shares, Automatic Conversion Terms					Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series A shares, each outstanding share of Series A shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.				Immediately upon closing of a Qualified IPO, each outstanding share of Series B shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.				Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series C preferred shares, each outstanding share of Series C shares shall be automatically converted, into the number of fully paid ordinary shares in accordance with the then effective applicable conversion price.
Maximum number of directors in Board of Directors	6																		3
Number of directors represent preferred shareholders in Board of Directors					2				1
Number of non-voting observers preferred shareholders entitled in Board of Directors					3				2				1